Fulbright & Jaworski l.l.p.
A Registered Limited Liability Partnership
2200 Ross Avenue, Suite 2800
Dallas, Texas 75201-2784
www.fulbright.com

telephone: (214) 855-8000	facsimile: (214) 855-8200
November 6, 2006
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
Washington, D.C. 20549

Re:	Harvest Natural Resources, Inc. Definitive Proxy Statement
Ladies and Gentlemen:
     On behalf of Harvest Natural Resources, Inc. a Delaware corporation (the “Company”), attached for filing pursuant to the Securities Exchange Act of 1934, and the rules and regulations promulgated thereunder, are a definitive proxy statement on Schedule 14A and form of proxy relating to a special meeting of the Company’s stockholders to be held on December 18, 2006. The Company intends to send the definitive proxy statement and form of proxy to its stockholders on or about November 8, 2006.
     If any member of the Commission’s staff has any questions with respect to the enclosed filing or desires further information in connection therewith, such person should contact the undersigned by phone at (214) 855-8369 or Celina A. Lopez by phone at (713) 651-8355.
Very truly yours,
/s/ Harva R. Dockery
Harva R. Dockery

cc:	Kerry Brittain (Harvest Natural Resources, Inc.) Kurt Nelson (Harvest Natural Resources, Inc.) Celina A. Lopez (Fulbright & Jaworski L.L.P.)